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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                              Form 13F COVER PAGE

      Report for the Calendar Year or Quarter Ended:    6/30/2011
                                                      ------------
      Check here if Amendment[  ]:  Amendment Number:
                                                      ------------

                      This Amendment (Check only one):
                      [   ]   is a restatement
                      [   ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Netols Asset Management, Inc.
           ----------------------------------------------
Address:   1045 W. Glen Oaks Lane, Suite 202
           ----------------------------------------------
           Mequon, WI 53092
           ----------------------------------------------

Form 13F File Number 28-12202

           The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:
Name:   Jeffrey W. Netols
        --------------------------
Title:  President
        --------------------------
Phone:  262-240-2930
        --------------------------

Signature, Place, and Date of Signing:

/s/ Jeffrey W. Netols
-------------------------------------
(Signature)
Mequon, WI
-------------------------------------
(City, State)
August 10, 2011
-------------------------------------

Report Type (Check only one):
[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. (If there are no entries in this list, omit this section.)

28-01190 Frank Russell Company

                             Form 13F Summary Page

                                Report Summary:


Number of Other Included Managers:
                      0
           ------------

Form 13F Information Table Entry Total:
                     73
           ------------

Form 13F Information Table Value Total:
                927,766 (thousands)
           ------------


List of Other Included Managers:
                   Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. (If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

         None

                                                     FORM 13F INFORMATION TABLE
                                                               6/30/2011

      COLUMN 1       COLUMN 2    COLUMN 3   COLUMN 4            COLUMN 5             COLUMN 6  COLUMN 7         COLUMN 8


        NAME            TITLE                VALUE      SHARES/    SH/PRN PUT/CALL INVESTMENT  OTHER        VOTING AUTHORITY
     OF ISSUER         OF CLASS    CUSIP   (X$1,000)   PRINCIPAL                   DISCRETION MANAGERS    SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
AARONS INC              COM PAR  002535300    14,855    525,666      SH               SOLE             470,227           55,439
                         $0.50
ACTUANT CORP           CL A NEW  00508x203    11,839    441,257      SH               SOLE             394,760           46,497
ADVANCED ENERGY INDS       COM   007973100     9,425    637,263      SH               SOLE             570,098           67,165
AMERICAN CAMPUS CMNTYS     COM   024835100    13,295    374,283      SH               SOLE             334,592           39,691
INC
AMERICAN SCIENCE & ENGR    COM   029429107     8,051    100,636      SH               SOLE              90,003           10,633
INC
ANNTAYLOR STORES CORP      COM   036115103    15,627    598,725      SH               SOLE             536,236           62,489
ARBITRON INC               COM   03875Q108    14,435    349,267      SH               SOLE             312,422           36,845
ASTORIA FINL CORP          COM   046265104     8,228    643,303      SH               SOLE             575,870           67,433
BANK HAWAII CORP           COM   062540109    10,975    235,917      SH               SOLE             210,911           25,006
BARRETT BILL CORP          COM   06846N104    16,501    356,004      SH               SOLE             318,504           37,500
CABELAS INC                COM   126804301     6,506    239,630      SH               SOLE             213,603           26,027
CACI INTL INC             CL A   127190304    17,507    277,542      SH               SOLE             248,339           29,203
CAPELLA EDUCATION          COM   139594105     7,286    174,106      SH               SOLE             155,838           18,268
COMPANY
CARPENTER TECHNOLOGY       COM   144285103    18,538    321,397      SH               SOLE             287,770           33,627
CORP
CARTER INC                 COM   146229109    14,464    470,212      SH               SOLE             420,462           49,750
CEDAR SHOPPING CTRS INC  COM NEW 150602209     5,747  1,115,874      SH               SOLE             997,315          118,559
CHEESECAKE FACTORY INC     COM   163072101    12,855    409,779      SH               SOLE             366,715           43,064
CIBER INC                  COM   17163B102    11,133  2,006,009      SH               SOLE           1,794,869          211,140
COMMERCIAL VEH GROUP INC   COM   202608105     8,355    588,764      SH               SOLE             526,647           62,117
COMMUNITY BK SYS INC       COM   203607106     6,965    280,941      SH               SOLE             251,421           29,520
COMPASS MINERALS INTL      COM   20451N101    17,340    201,464      SH               SOLE             180,388           21,076
INC
DOMINOS PIZZA INC          COM   25754A201    20,144    798,098      SH               SOLE             714,593           83,505
DREAMWORKS ANIMATION SKG  CL A   26153C103     4,650    231,347      SH               SOLE             207,399           23,948
INC
ENTEGRIS INC               COM   29362U104    18,152   1,793,670     SH               SOLE           1,604,974          188,696
ETHAN ALLEN INTERIORS      COM   297602104    11,905     559,166     SH               SOLE             500,228           58,938
INC
FAIR ISAAC CORP            COM   303250104    16,581     549,024     SH               SOLE             491,558           57,466
FAIRCHILD SEMICONDUCTOR    COM   303726103    15,686     938,738     SH               SOLE             840,424           98,314
INTL
FELCOR LODGING TR INC      COM   31430F101    11,793   2,212,561     SH               SOLE            1,979,856         232,705
FERRO CORP                 COM   315405100    10,521     782,846     SH               SOLE              699,890          82,956
FIRST INDUSTRIAL REALTY    COM   32054K103    14,828   1,295,006     SH               SOLE             1,159,706        135,300
TRUST INC
FIRST MIDWEST BANCORP DEL  COM   320867104     6,635     539,883     SH               SOLE               483,056         56,827
GARDNER DENVER INC         COM   365558105    17,933     213,366     SH               SOLE               190,937         22,429
GENESEE & WYO INC         CL A   371559105    17,817     303,829     SH               SOLE               271,952         31,877
GENTIVA HEALTH SERVICES    COM   37247A102    10,500     504,081     SH               SOLE               451,151         52,930
INC
GIBRALTAR INDS INC         COM   374689107     7,133     630,150     SH               SOLE               563,058         67,092
GLACIER BANCORP INC NEW    COM   37637Q105     9,820     728,458     SH               SOLE               651,639         76,819
HAEMONETICS CORP           COM   405024100    11,331     176,033     SH               SOLE               157,649         18,384
HANOVER INS GROUP INC      COM   410867105    10,077     267,225     SH               SOLE               239,190         28,035
HARMONIC INC               COM   413160102     9,855   1,363,035     SH               SOLE             1,219,107        143,928
MILLER HERMAN INC          COM   600544100    11,712     430,282     SH               SOLE               384,870         45,412
IDEX CORP                  COM   45167R104    11,993     261,564     SH               SOLE               233,786         27,778
INTEGRATED DEVICE          COM   458118106    14,140   1,798,963     SH               SOLE             1,608,803        190,160
TECHNOLOGY
ION GEOPHYSICAL CORP       COM   462044108    12,480   1,319,270     SH               SOLE             1,180,839        138,431
KANSAS CITY SOUTHERN     COM NEW 485170302    13,278     223,805     SH               SOLE               200,520         23,285
LIFEPOINT HOSPITALS INC    COM   53219L109    11,227     287,271     SH               SOLE               257,047         30,224
MAGELLAN HEALTH SVCS INC COM NEW 559079207    11,482     209,750     SH               SOLE               187,783         21,967
MERIT MED SYS INC          COM   589889104    17,686     984,174     SH               SOLE               884,660         99,514
MGIC INVT CORP WIS         COM   552848103     5,712     959,994     SH               SOLE               858,850        101,144
MID-AMER APT CMNTYS INC    COM   59522J103    17,055     252,773     SH               SOLE               226,261         26,512
MODINE MFG CO              COM   607828100    13,227     860,562     SH               SOLE               770,130         90,432
NATIONAL HEALTH INVS INC   COM   63633D104     2,279      51,301     SH               SOLE                45,729          5,572
NORTH AMERN ENERGY         COM   656844107     7,814   1,020,132     SH               SOLE               911,926        108,206
PARTNERS
OLD NATL BANCORP IND       COM   680033107    10,842   1,003,920     SH               SOLE               897,877        106,043
PROSPERITY BANCSHARES      COM   743606105    13,821     315,406     SH               SOLE               282,248         33,158
INC
PSS WORLD MED INC          COM   69366A100    16,579     591,879     SH               SOLE               529,777         62,102

                                                     FORM 13F INFORMATION TABLE
                                                               6/30/2011

      COLUMN 1       COLUMN 2    COLUMN 3   COLUMN 4            COLUMN 5             COLUMN 6  COLUMN 7         COLUMN 8


        NAME            TITLE                VALUE      SHARES/    SH/PRN PUT/CALL INVESTMENT  OTHER        VOTING AUTHORITY
     OF ISSUER         OF CLASS    CUSIP   (X$1,000)   PRINCIPAL                   DISCRETION MANAGERS    SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------

ROBBINS & MYERS INC        COM   770196103    18,579     351,536     SH               SOLE               314,912         36,624
SPARTECH CORP            COM NEW 847220209     4,312     708,027     SH               SOLE               633,672         74,355
SUN COMMUNITIES INC        COM   866674104    22,295     597,571     SH               SOLE               534,542         63,029
SUNOPTA INC                COM   8676EP108    10,693   1,503,877     SH               SOLE             1,347,345        156,532
SUNRISE SENIOR LIVING      COM   86768K106    18,307   1,921,033     SH               SOLE             1,719,319        201,714
INC
SUPERIOR ENERGY SVS INC    COM   868157108    14,989     403,589     SH               SOLE               360,926         42,663
TENNECO INC                COM   880349105    16,691     378,745     SH               SOLE               338,927         39,818
TITAN INTL INC ILL         COM   88830M102    16,160     666,099     SH               SOLE               596,093         70,006
TRACTOR SUPPLY CO          COM   892356106    20,814     311,219     SH               SOLE               278,701         32,518
TREEHOUSE FOODS INC        COM   89469A104    16,984     311,011     SH               SOLE               278,445         32,566
TRIMAS CORP              COM NEW 896215209    10,627     429,371     SH               SOLE               384,245         45,126
UNITED NAT FOODS INC       COM   911163103    15,309     358,789     SH               SOLE               321,292         37,497
UNITED RENTALS INC         COM   911363109    14,914     587,164     SH               SOLE               525,233         61,931
U S PHYSICAL THERAPY INC   COM   90337L108    11,815     477,769     SH               SOLE               426,525         51,244
WABTEC CORP                COM   929740108    15,921     242,262     SH               SOLE               216,763         25,499
WEBSTER FINL CORP CONN     COM   947890109     8,364     397,922     SH               SOLE               356,097         41,825
WESTAMERICA                COM   957090103    10,408     211,323     SH               SOLE               189,096         22,227
BANCORPORATION
WHITING PETE CORP NEW      COM   966387102    13,969     245,459     SH               SOLE               219,693         25,766

TOTAL                                        927,766  44,908,367                                      40,186,289   0  4,722,078
                                           =====================                                     ==========================
